Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net loss	$ (8,187,182)	$ (8,200,805)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	243,334	302,100
Amortization of debt issuance costs and debt discount	539,975	592,874
Share-based compensation	1,004,392	235,404
Non-cash interest		313,404
Loss on initial issuance of private warrants		2,829,065
Change in fair market value of warrant liabilities	128,051	(497,759)
Shares issued to vendors in exchange for services	483,000
Gain from extinguishment of debt		(115,678)
Changes in operating assets and liabilities:
Accounts receivable	(2,006,568)	(1,309,208)
Unbilled receivables	(596,082)	(241,483)
Account receivable – related party		24,010
Prepaid expense and other assets	(684,100)	(591,520)
Security deposits	16,936
Accounts payable	(292,520)	526,375
Accrued expenses	810,823	163,223
Income tax payable	70,222	40,264
Net cash used in operating activities	(8,469,719)	(5,929,734)
Cash flows from investing activities:
Capitalization of software development costs	(363,665)	(457,874)
Purchase of property and equipment	(16,913)	(12,528)
Net cash used in investing activities	(380,578)	(470,402)
Cash flows from financing activities:
Proceeds from convertible notes		3,608,842
Proceeds from warrant exercises	2,100	191,457
Proceeds from notes payable, net of discounts	400,000	2,620,000
Repayment of note payable	(400,000)
Repayment of insurance financing payable	(399,633)	(18,946)
Proceeds from stock option exercises	189,216
Repayment of short-term borrowings	(22,554,467)	(19,273,922)
Proceeds from short-term borrowings	24,169,960	19,705,788
Proceeds from issuance of ordinary shares	2,356,178
Proceeds from issuance of series A4 preferred stock	2,500,000
Proceeds from issuance of series preferred B	3,500,000
Payment for issuance costs	(3,190,866)
Net cash provided by financing activities	6,572,488	6,833,219
Net (decrease) increase in cash and cash equivalents	(2,277,809)	433,083
Effect of exchange rate changes on cash and cash equivalents	(37,184)	(46,581)
Cash, cash equivalents and restricted cash at beginning of the period	3,327,993	2,941,491
Total cash, cash equivalents and restricted cash shown in the consolidated statement of cash flows	1,013,000	3,327,993
Supplemental disclosure of cash flow information
Cash paid for interest	392,018	263,788
Supplemental disclosure of non-cash activity
Conversion of convertible notes to preferred stock at the Merger	7,878,025
Issuance of preferred stock from exercise of warrants	3,312,093
Financing of insurance premiums	409,575	27,066
Debt discount in connection with note payable		30,000
Elimination of notes payable from consolidation upon Merger	2,450,000
Repayment of note payable through the issuance of series A4 shares	200,000
Issuance of ordinary shares for professional services	270,000
Conversion of preferred stock to ordinary shares	60,218
Conversion of warrants to ordinary shares	4,825
Reconciliation of cash, cash equivalents, and restricted cash reported in the consolidated balance sheet
Cash and cash equivalents	1,013,000	3,152,993
Restricted cash in escrow		$ 175,000